ANCHOR
                                  INTERNATIONAL
                                      BOND
                                      TRUST


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                                   (UNAUDITED)







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                         ANCHOR INTERNATIONAL BOND TRUST
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                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)

Assets:
Investments at quoted market value (cost $20,004,670;
 see Schedule of Investments, Notes 1, 2, & 5).......     $19,394,989
Cash ................................................         303,221
Interest receivable..................................         284,406
Other assets.........................................             442
                                                           -----------
    Total assets.....................................      19,983,058
                                                           -----------

Liabilities:
Accrued expenses and other liabilities (Note 3)......          39,085
                                                           -----------
    Total liabilities................................          39,085
                                                           -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
value, amount paid in on 2,638,382 shares outstanding)
(Note 1)............................................       21,779,539
Accumulated undistributed net investment income......       1,200,970
Accumulated realized loss from security transactions,
net..................................................      (2,426,855)
Net unrealized appreciation in value of investments
(Note 2).............................................        (609,681)
                                                           ===========
    Net assets (equivalent to $7.56 per share, based on
     2,638,382 capital shares outstanding)...........      $19,943,973
                                                           ===========




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                         ANCHOR INTERNATIONAL BOND TRUST
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                             STATEMENT OF OPERATIONS
                                  JUNE 30, 1997
                                   (Unaudited)



Income:
 Interest............................................   $  425,867
                                                        -----------
    Total income.....................................      425,867
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................     79,202
 Pricing and bookkeeping fees (Note 4)...............     21,013
 Audit and accounting fees...........................     12,211
 Legal fees..........................................      8,026
 Custodian fees......................................      6,175
 Transfer fees (Note 4)..............................      3,265
 Trustees' fees and expenses.........................      1,482
 Other expenses......................................      4,586
                                                        -----------
    Total expenses...................................    135,960
         Fees paid indirectly (Note 4)...............       (249)
                                                        -----------
         Net expenses................................    135,711
                                                        -----------
    Total expenses...................................    135,711
                                                        -----------

Net investment income................................    290,156
                                                        -----------
Realized and unrealized loss on investments:
  Realized loss on investments-net...................   (1,243,364)
  Increase in net unrealized depreciation in
   investments.......................................   (1,299,352)
                                                        -----------
    Net loss on investments..........................   (2,542,716)
                                                        ===========

Net decrease in net assets resulting from operations.  $(2,252,560)
                                                        ===========


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                         ANCHOR INTERNATIONAL BOND TRUST
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               STATEMENTS OF CHANGES IN NET ASSETS


                                          Six Months
                                             Ended
                                         June 30, 1997 Year Ended
                                          (Unaudited)   December
                                                         31, 1996
                                         --------------------------
From operations:
 Net investment income................... $   290,156      823,654
 Realized loss on investments, net....... (1,243,364)   (995,541)
 Decrease in net unrealized
  appreciation in investments............ (1,299,352)   (1,190,814)
                                          ------------  -----------
    Net decrease in net assets resulting
from operations.......................... (2,252,560)   (1,362,701)
                                          ------------  -----------
Distributions to shareholders:
 From net investment income
   ($0.73 per share in 1995).............       --           --
                                          ------------  -----------
    Total distributions to shareholders..       --           --
                                          ------------  -----------

From capital share transactions:

                        Number of Shares
                         1997     1996
                       --------- ---------
Proceeds from sale
 of shares............  107,807   178,697     851,766    1,531,714
Shares issued to
shareholders in
distributions
  reinvested..........    --         --         --           --
Cost of shares        (605,738) (247,900)   (4,759,940)   (2,112,416)
 redeemed.............--------- ---------   -----------   -----------
 Decrease in net assets
  resulting from
  capital share
  transactions....... (497,738)  (247,900)  (9,908,174)   (508,702)
                       ========= =========  ------------  -----------

Net decrease in net assets...............   (6,160,734)   (1,943,403)
Net assets:
  Beginning of period....................   26,104,707    28,048,110
                                            ============  ===========
  End of period (including undistributed
    net investment income of $1,200,970
    and $910,814 respectively).... ....... $19,943,973   $26,104,707
                                            ============  ===========


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                        ANCHOR INTERNATIONAL BOND TRUST
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                SELECTED  PER SHARE  DATA AND  RATIOS
          (for a share  outstanding throughout each period)


                      Six Months
                        Ended
                      June 30,         Year Ended December 31,
                         1997
                      (Unaudited) 1996     1995      1994     1993
                      ------------------------------------------------

Investment income....   $0.24     $0.35    $0.89     $0.19    $0.55
Expenses, net........    0.08      0.09     0.17      0.04     0.08
                      --------- --------------------------------------
Net investment income... 0.16      0.26     0.72      0.15     0.47
Net realized and
 unrealized gain (loss)
 on investments........ (0.92)    (0.69)    0.69      0.48    (0.41)
Distributions to
 shareholders:
  From net investment
  income.............    --        --      (0.73)    (0.44)   (0.13)
  From net realized
gain on investments...   --        --       --        --       --
                        -------  -------  -------   ------   -------
Net increase
(decrease)in net asset
 value................  (0.76)    (0.43)    0.68      0.19    (0.07)
Net asset value:
 Beginning of period.    8.32      8.75     8.07      7.88     7.95
                        -------  -------  -------   -------  -------
 End of period.......   $7.56     $8.32    $8.75     $8.07    $7.88
                        =======  =======  =======   =======  ========
Ratio of expenses to
 average net assets...   1.28%     1.06%    1.06%     1.09%    1.06%
Ratio of net
investment income
to average net assets... 2.72%     3.19%    4.40%     3.90%    5.78%
Portfolio turnover....    --        --       --        --       --
Number of shares out-
 standing at end of
 period..............  2,638,382 3,136,313 3,205,516 2,340,990 2,158,000

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                         ANCHOR INTERNATIONAL BOND TRUST
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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1997
                                   (Unaudited)
                                                              Value
 Quantity                                                    (Note 1)
 FOREIGN BONDS -- 53.40%
          German Mark -- 26.08%
 1,550,000 Bundesobl, 5.060%, due 05/21/01................  $   913,260
 2,000,000 Bundesrepublik Deutscheland, 6 %, due 04/20/98.    1,172,000
 2,000,000 Deutsch Bundespost, 6.25%, due 10/01/03........    1,212,400
 3,000,000 Deutschland, 7.125%, due 12/20/02..............    1,903,500
                                                              ----------
                                                              5,201,160
                                                              ----------
          Netherlands Guilders -- 23.62%
 1,500,000 ABN-AMRO Bank, 6.375%, due 04/21/00............      807,600
 2,000,000 Bank Voor Nederlandse Gemeenten, 7.00%, due
           03/10/03.......................................    1,114,600
 2,000,000 Nederland, 7.25%, due 10/01/04.................    1,142,800
 2,000,000 Nederlands, 6.50%, due 04/15/03................    1,098,800
 1,000,000 Nederlandse Waterschapsbank, 6.625%, due
          07/21/03.......................................       546,400
                                                              ----------
                                                              4,710,200
                                                              ----------
          Swiss Francs -- 3.70%
  500,000 General Electric Capital Corp., 5.25% due
          02/02/99.......................................       360,450
  500,000 Toyota Motor Credit Corp., 5.375%, due 02/14/01       377,050
                                                              ----------
                                                                737,500
                                                              ----------

          Total foreign bonds (cost $11,226,336).........    10,648,860
                                                              ----------

 FOREIGN TIME DEPOSITS -- 43.85%
 5,435,445Deutsche Mark, maturing 07/04/97,
           at 2.9375%....................................     3,117,771
 5,022,742Deutsche Mark, maturing 07/11/97,
           at 2.9375%....................................     2,881,045
 5,391,11Netherland Guilder, maturing 07/04/97,
          at 2.875% ....................................      2,747,313
                                                             -----------
          Total foreign time deposits (cost $8,778,334)...    8,746,129
                                                             -----------

          Total investments (cost $20,004,670)...........    19,394,989
                                                             -----------

 CASH & OTHER ASSETS, LESS LIABILITIES -- 2.75%                 548,984
                                                             -----------
          Total Net Assets...............................   $19,943,973
                                                             ==========



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                         ANCHOR INTERNATIONAL BOND TRUST
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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997
                                   (Unaudited)

                                   (Continued)



1. Significant accounting policies:
   Anchor International Bond Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, securities traded in the foreign over-the-counter market are valued at the closing bid price of the European markets; other investment securities traded on a national securities exchange are valued at the last sales price as of 12:00 noon, or, if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Foreign Currency-- Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
     B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).

    The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At June 30, 1997, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $101,516. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $711,197. Net unrealized depreciation in investments at June 30, 1997 was $609,681.
3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 1997, investment advisory fees of $12,752 were due which were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the six months ended June 30, 1997 were $3,265. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc. the Trust's distributor, received no brokerage commissions during the six months ended June 30, 1997. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1997 were $21,013. For the six months ended June 30, 1997 the total expense increase, as shown in the statement of operations, is $249 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
      such securities...........................  $    --
      Other investments.......................      210,672,788
                                                  =============
                                                  $ 210,672,788
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
      such securities..........................   $    --
      Other investments.......................     214,265,889
                                                  -------------
                                                  $214,265,889
                                                  -------------


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                              OFFICERS AND TRUSTEES



DAVID W.C. PUTNAM                            Chairman
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Corporation
President and Director, F.L. Putnam
Securities Company Incorporated


J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer


SPENCER H. LE MENAGER                        Secretary
President, Equity Inc.                       and Trustee


MAURICE A. DONAHUE                           Trustee
Director and Professor, Institute for
Governmental Services and
Walsh-Saltonstall Professor of Practical
Politics, University of Massachusetts


DAVID Y. WILLIAMS                            President
President and Director, Meeschaert & Co.,    and Trustee
Inc., President and Director,
Anchor Investment Management Corporation



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                   ANCHOR INTERNATIONAL BOND TRUST
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              INVESTMENT ADVISER AND TRANSFER AGENT
            Anchor Investment Management Corporation
        2717 Furlong Rd., Doylestown, Pennsylvania 18901
                         (215) 794-2980

                           DISTRIBUTOR
                      Meeschaert & Co., Inc.
      2717 Furlong Rd., Doylestown, Pennsylvania 18901

                            CUSTODIAN
                 Investors Bank & Trust Company
         89 South Street, Boston, Massachusetts 02111

                  INDEPENDENT PUBLIC ACCOUNTANT
                       Livingston & Haynes, P.C.
          40 Grove St., Wellesley, Massachusetts 02181

                          LEGAL COUNSEL
             Yukevich, Blume, Marchetti & Zangrilli
       One Gateway Center, Pittsburgh, Pennsylvania 15222